UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23051

Nuveen High Income 2020 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHY
Nuveen High Income 2020 Target Term Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 125.5% (98.4% of Total Investments)
	CORPORATE BONDS – 120.6% (94.5% of Total Investments)
	Aerospace & Defense – 2.6%
$ 1,250	Bombardier Inc, 144A	7.750%	3/15/20	B	$1,331,250
2,700	Triumph Group Inc	4.875%	4/01/21	B-	2,655,720
3,950	Total Aerospace & Defense				3,986,970
	Airlines – 3.5%
1,524	Air Canada, 144A	7.750%	4/15/21	BB-	1,733,550
825	American Airlines Group Inc, 144A	4.625%	3/01/20	BB-	848,719
2,000	Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B-	2,105,000
750	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B-	675,000
5,099	Total Airlines				5,362,269
	Auto Components – 1.0%
1,500	American & Axle Manufacturing Inc	6.250%	3/15/21	BB-	1,543,575
	Banks – 1.3%
2,000	Popular Inc	7.000%	7/01/19	BB-	2,055,000
	Building Products – 2.6%
2,000	Euramax International Inc, 144A	12.000%	8/15/20	B-	2,175,000
1,750	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB-	1,795,937
3,750	Total Building Products				3,970,937
	Chemicals – 1.2%
750	CF Industries Inc	7.125%	5/01/20	BB+	832,500
1,000	Hexion Inc	10.000%	4/15/20	CCC+	957,500
1,750	Total Chemicals				1,790,000
	Commercial Services & Supplies – 4.7%
1,550	APX Group, Inc	8.750%	12/01/20	CCC	1,598,437
2,870	GFL Environmental Corporation, 144A	9.875%	2/01/21	B-	3,059,420
2,395	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	2,526,725
6,815	Total Commercial Services & Supplies				7,184,582
	Construction & Engineering – 1.5%
1,000	HC2 Holdings, Inc, 144A	11.000%	12/01/19	B-	1,015,000
1,290	Michael Baker International LLC / CDL Acquisition Company Inc, 144A	8.250%	10/15/18	B-	1,291,613
2,290	Total Construction & Engineering				2,306,613
	Consumer Finance – 4.2%
2,400	Credit Acceptance Corporation	6.125%	2/15/21	BB	2,436,000
2,370	Navient Corporation	5.000%	10/26/20	BB	2,438,137

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$ 1,500	OneMain Financial Holdings, Inc, 144A	6.750%	12/15/19	B1	$ 1,556,250
6,270	Total Consumer Finance				6,430,387
	Containers & Packaging – 1.0%
1,070	Coveris Holdings SA, 144A	7.875%	11/01/19	B-	1,053,950
500	Reynolds Group	5.750%	10/15/20	B+	508,775
1,570	Total Containers & Packaging				1,562,725
	Diversified Consumer Services – 1.3%
2,000	Regis Corporation, 144A	5.500%	12/02/19	N/R	2,022,500
	Diversified Financial Services – 7.1%
1,350	Fly Leasing Limited	6.750%	12/15/20	BB-	1,405,688
2,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	BB-	2,062,500
1,000	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	BB-	1,035,000
2,215	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	2,331,287
1,960	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	2,004,100
2,000	NewStar Financial, Inc	7.250%	5/01/20	BB-	2,060,000
10,525	Total Diversified Financial Services				10,898,575
	Diversified Telecommunication Services – 3.1%
1,985	CenturyLink Inc	5.625%	4/01/20	BB+	2,071,248
2,000	Frontier Communications Corporation	8.500%	4/15/20	B+	1,940,000
840	Windstream Corporation	7.750%	10/15/20	BB-	672,000
4,825	Total Diversified Telecommunication Services				4,683,248
	Electric Utilities – 0.4%
600	DCP Midstream Operating LP	2.700%	4/01/19	BB+	597,000
	Energy Equipment & Services – 2.0%
1,500	McDermott International Inc, 144A	8.000%	5/01/21	BB-	1,548,750
1,500	Resolute Energy Corporation	8.500%	5/01/20	B+	1,526,250
3,000	Total Energy Equipment & Services				3,075,000
	Equity Real Estate Investment Trust – 1.8%
2,000	iStar Inc	5.000%	7/01/19	BB	2,026,250
750	iStar Inc	4.625%	9/15/20	BB	766,875
2,750	Total Equity Real Estate Investment Trust				2,793,125
	Food & Staples Retailing – 0.5%
760	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B3	691,600
	Food Products – 1.4%
2,060	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	BB-	2,121,800
	Gas Utilities – 0.8%
1,250	Ferrellgas LP	6.500%	5/01/21	B	1,212,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Equipment & Supplies – 1.5%
$ 2,250	Tenet Healthcare Corporation	4.500%	4/01/21	BB-	$ 2,294,325
	Health Care Providers & Services – 3.4%
285	Acadia Healthcare	6.125%	3/15/21	B	293,465
1,250	Community Health Systems, Inc	7.125%	7/15/20	CCC+	1,128,125
1,000	HCA Inc	6.500%	2/15/20	BBB-	1,088,750
400	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	401,550
2,270	Kindred Healthcare Inc	8.000%	1/15/20	B-	2,229,571
5,205	Total Health Care Providers & Services				5,141,461
	Hotels, Restaurants & Leisure – 3.5%
1,500	MGM Resorts International Inc	6.750%	10/01/20	BB	1,653,750
1,000	Scientific Games International Inc	6.250%	9/01/20	CCC+	1,012,500
2,500	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	2,625,000
5,000	Total Hotels, Restaurants & Leisure				5,291,250
	Household Durables – 7.3%
1,500	Apex Tool Group, LLC (ATG), 144A	7.000%	2/01/21	B-	1,387,500
1,748	Brookfield Residential Properties Inc, 144A	6.500%	12/15/20	B+	1,789,515
450	CalAtlantic Group Inc	8.375%	1/15/21	BB	524,948
1,500	MDC Holdings Inc	5.625%	2/01/20	BBB-	1,605,000
1,879	M-I Homes Inc	6.750%	1/15/21	BB-	1,961,206
750	PulteGroup Inc	4.250%	3/01/21	BB+	778,125
1,830	Rent-A-Center, Inc	4.750%	5/01/21	B3	1,656,150
1,500	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	1,511,250
11,157	Total Household Durables				11,213,694
	Independent Power & Renewable Electricity Producers – 3.4%
2,750	DPL, Inc	6.750%	10/01/19	Ba3	2,873,750
2,322	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B-	2,292,975
5,072	Total Independent Power & Renewable Electricity Producers				5,166,725
	Industrial Conglomerates – 2.0%
2,650	Icahn Enterprises Finance	6.000%	8/01/20	BB+	2,734,667
500	Techniplas, LLC, 144A	10.000%	5/01/20	B	350,000
3,150	Total Industrial Conglomerates				3,084,667
	Insurance – 1.0%
1,500	Genworth Financial Inc	7.700%	6/15/20	B	1,505,625
	Internet & Direct Marketing Retail – 0.7%
1,000	Netflix Incorporated	5.375%	2/01/21	B+	1,072,500
	Machinery – 3.4%
950	Cleaver-Brooks Inc, 144A	8.750%	12/15/19	B	973,750
1,250	CNH Industrial Capital LLC	4.375%	11/06/20	BBB-	1,312,500
2,800	Titan International Inc	6.875%	10/01/20	B-	2,885,400
5,000	Total Machinery				5,171,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media – 4.5%
$ 2,790	Clear Channel Worldwide	7.625%	3/15/20	B-	$2,755,125
2,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	2,096,900
2,001	Mediacom Broadband LLC	5.500%	4/15/21	B+	2,041,020
6,791	Total Media				6,893,045
	Metals & Mining – 8.9%
1,775	Aleris International Inc, 144A	9.500%	4/01/21	B	1,890,375
1,750	Allegheny Technologies Inc	5.950%	1/15/21	B	1,785,000
1,500	ArcelorMittal	6.000%	3/01/21	BB+	1,646,250
1,350	Constellium N.V, 144A	7.875%	4/01/21	B+	1,431,000
1,800	Eldorado Gold Corporation, 144A	6.125%	12/15/20	B+	1,829,250
2,500	First Quantum Minerals Limited, 144A	7.000%	2/15/21	B	2,571,875
1,000	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,027,500
1,250	United States Steel Corporation	7.375%	4/01/20	B	1,362,500
12,925	Total Metals & Mining				13,543,750
	Multiline Retail – 1.2%
1,850	J.C. Penney Corporation Inc	5.650%	6/01/20	B+	1,817,625
	Oil, Gas & Consumable Fuels – 12.9%
1,700	Calumet Specialty Products, 144A	11.500%	1/15/21	B+	1,969,875
1,250	Calumet Specialty Products	6.500%	4/15/21	CCC+	1,221,094
1,500	Genesis Energy LP	5.750%	2/15/21	BB-	1,505,625
2,650	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	B+	2,650,000
1,500	Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	B+	1,526,250
1,000	Noble Energy Inc	5.625%	5/01/21	BBB	1,030,000
1,000	NuStar Energy LP	6.750%	2/01/21	BB+	1,082,500
1,000	NuStar Logistics LP	4.800%	9/01/20	BB+	1,037,500
980	Petrobras International Finance Company	5.375%	1/27/21	BB	1,034,586
869	Rain CII Carbon LLC / CII Carbon Corporation, 144A	8.250%	1/15/21	B+	901,587
700	Sunoco LP / Sunoco Finance Corp	6.250%	4/15/21	BB-	733,495
1,750	Teekay Corporation	8.500%	1/15/20	B+	1,776,250
1,750	WPX Energy Inc	7.500%	8/01/20	B+	1,903,125
1,125	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	1,262,475
18,774	Total Oil, Gas & Consumable Fuels				19,634,362
	Paper & Forest Products – 1.3%
2,000	Tembec Industries, Inc, 144A	9.000%	12/15/19	B2	2,057,500
	Pharmaceuticals – 1.5%
2,250	VRX Escrow Corp, 144A	5.375%	3/15/20	B-	2,247,188
	Real Estate Management & Development – 2.9%
1,600	Hunt Companies Inc, 144A	9.625%	3/01/21	N/R	1,684,000
2,120	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	2,162,400

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Real Estate Management & Development (continued)
$ 500	Yuzhou Properties Co Limited, Reg S	9.000%	12/08/19	BB-	$ 526,407
4,220	Total Real Estate Management & Development				4,372,807
	Road & Rail – 2.2%
3,350	The Hertz Corporation	5.875%	10/15/20	B-	3,324,875
	Software – 0.6%
870	Infor Us Inc, 144A	5.750%	8/15/20	BB	895,013
	Specialty Retail – 5.1%
2,500	GameStop Corporation, 144A	6.750%	3/15/21	Ba1	2,600,000
1,500	Gap, Inc	5.950%	4/12/21	Baa2	1,626,903
2,378	Limited Brands Inc	6.625%	4/01/21	BB+	2,615,800
1,000	Penske Automotive Group, Inc	3.750%	8/15/20	B+	1,020,000
7,378	Total Specialty Retail				7,862,703
	Technology Hardware, Storage & Peripherals – 1.5%
1,500	EMC Corporation	2.650%	6/01/20	Ba2	1,484,516
800	NCR Corporation	4.625%	2/15/21	BB	814,000
2,300	Total Technology Hardware, Storage & Peripherals				2,298,516
	Tobacco – 1.4%
2,000	Alliance One International Inc, 144A	8.500%	4/15/21	B1	2,085,000
	Trading Companies & Distributors – 1.2%
1,750	Avation Capital SA, 144A	7.500%	5/27/20	B+	1,771,875
	Transportation Infrastructure – 0.8%
1,200	Navigator Holdings Limited, Reg S, 144A	7.750%	2/10/21	N/R	1,196,885
	Wireless Telecommunication Services – 6.4%
1,100	Digicel Group, Limited, 144A	8.250%	9/30/20	B-	1,074,568
2,000	Digicel Limited, 144A	6.000%	4/15/21	B1	1,952,280
2,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	2,579,175
2,000	Sprint Communications Inc	7.000%	8/15/20	B+	2,185,240
2,000	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	2,021,880
9,600	Total Wireless Telecommunication Services				9,813,143
$ 179,356	Total Corporate Bonds (cost $182,298,727)				184,044,590

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 3.1% (2.5% of Total Investments)
	Capital Markets – 1.1%
$ 1,750	Prosepect Capital Corporation	4.750%	4/15/20	BBB-	$ 1,765,312
	Electrical Equipment – 0.6%
1,000	SolarCity Corporation	1.625%	11/01/19	N/R	945,000
	Independent Power & Renewable Electricity Producers – 1.0%
1,500	NRG Yield Inc, 144A	3.250%	6/01/20	N/R	1,497,188
	Machinery – 0.4%
500	Navistar International Corporation	4.750%	4/15/19	CCC	548,125
$ 4,750	Total Convertible Bonds (cost $4,620,671)				4,755,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 1.8% (1.4% of Total Investments)
	Argentina – 1.1%
$ 1,500	Republic of Argentina	6.875%	4/22/21	B	$ 1,633,500
	Egypt – 0.7%
1,000	Arab Republic of Egypt, 144A	5.750%	4/29/20	B	1,035,400
$ 2,500	Total Sovereign Debt (cost $2,593,576)				2,668,900
	Total Long-Term Investments (cost $189,512,974)				191,469,115

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1% (1.6% of Total Investments)
	REPURCHASE AGREEMENTS – 2.1% (1.6% of Total Investments)
$ 3,211	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $3,211,409, collateralized by $3,285,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $3,279,314	0.120%	10/02/17	$ 3,211,377
	Total Short-Term Investments (cost $3,211,377)			3,211,377
	Total Investments (cost $192,724,351) – 127.6%			194,680,492
	Borrowings – (28.8)% (3), (4)			(44,000,000)
	Other Assets Less Liabilities – 1.2%			1,939,243
	Net Assets – 100%			$ 152,619,735
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$184,044,590	$ —	$184,044,590
Convertible Bonds	—	4,755,625	—	4,755,625
Sovereign Debt	—	2,668,900	—	2,668,900
Short-Term Investments:
Repurchase Agreements	—	3,211,377	—	3,211,377
Total	$ —	$194,680,492	$ —	$194,680,492
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$192,724,351
Gross unrealized:
Appreciation	$ 3,288,089
Depreciation	(1,331,948)
Net unrealized appreciation (depreciation) of investments	$ 1,956,141
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 22.6%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income 2020 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017